World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
February 29, 2012

Dates Covered
Collections Period	02/01/12 -02/29/12
Interest Accrual Period	02/15/12 - 03/14/12
30/360 Days	30
Actual/360 Days	29
Distribution Date	03/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/12	355,053,069.47	32,681
Yield Supplement Overcollateralization Amount at 01/31/12	14,389,148.43	0

Receivables Balance at 01/31/12	369,442,217.90	32,681
Principal Payments	17,792,148.22	647
Defaulted Receivables	646,417.69	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/12	13,345,981.24	0

Pool Balance at 02/29/12	337,657,670.75	31,996

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	2,383,243.83	194
Past Due 61-90 days	452,720.19	38
Past Due 91 + days	141,282.29	14

Total	2,977,246.31	246

Total 31+ Delinquent as % Ending Pool Balance	0.88%
Recoveries	444,610.45
Aggregate Net Losses/(Gains) - February 2012	201,807.24
Overcollateralization Target Amount	20,259,460.25
Actual Overcollateralization	20,259,460.25
Weighted Average APR	4.39%
Weighted Average APR, Yield Adjusted	7.51%
Weighted Average Remaining Term	34.26

Flow of Funds	$ Amount
Collections	19,565,168.48
Advances	(7,481.17)
Investment Earnings on Cash Accounts	2,392.07
Servicing Fee	(307,868.51)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	19,252,210.87

Distributions of Available Funds
(1) Class A Interest	480,697.03
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	16,351,674.80
(7) Distribution to Certificateholders	2,338,504.24
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	19,252,210.87
Servicing Fee	307,868.51
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 02/15/12	333,749,885.30
Principal Paid	16,351,674.80
Note Balance @ 03/15/12	317,398,210.50

Class A-1
Note Balance @ 02/15/12	0.00
Principal Paid	0.00
Note Balance @ 03/15/12	0.00
Note Factor @ 03/15/12	0.0000000%

Class A-2
Note Balance @ 02/15/12	0.00
Principal Paid	0.00
Note Balance @ 03/15/12	0.00
Note Factor @ 03/15/12	0.0000000%

Class A-3
Note Balance @ 02/15/12	103,747,885.30
Principal Paid	16,351,674.80
Note Balance @ 03/15/12	87,396,210.50
Note Factor @ 03/15/12	36.2639878%

Class A-4
Note Balance @ 02/15/12	198,106,000.00
Principal Paid	0.00
Note Balance @ 03/15/12	198,106,000.00
Note Factor @ 03/15/12	100.0000000%

Class B
Note Balance @ 02/15/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 03/15/12	31,896,000.00
Note Factor @ 03/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	562,031.83
Total Principal Paid	16,351,674.80

Total Paid	16,913,706.63

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	115,851.81
Principal Paid	16,351,674.80

Total Paid to A-3 Holders	16,467,526.61

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6129014
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.8316675

Total Distribution Amount	18.4445689

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4807129
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	67.8492730

Total A-3 Distribution Amount	68.3299859

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 01/31/12	32,432.27
Balance as of 02/29/12	24,951.10
Change	(7,481.17)

Reserve Account
Balance as of 02/15/12	2,345,271.93
Investment Earnings	257.64
Investment Earnings Paid	(257.64)
Deposit/(Withdrawal)	—
Balance as of 03/15/12	2,345,271.93
Change	—
Required Reserve Amount	2,345,271.93